Income Tax Expense (Details) - Schedule of Income Tax Expense Relates to the PRC - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense Relates to the PRC [Abstract]
Current tax expense	¥ 57,510,432	¥ 171,146,093	¥ 218,567,885
Deferred tax benefit	(16,493,414)	(133,913,450)	(190,009,905)
Total income tax expense	¥ 41,017,018	¥ 37,232,643	¥ 28,557,980